Subsequent Events (Details) - USD ($)	Mar. 20, 2025	Jan. 24, 2025	Mar. 11, 2025	Feb. 11, 2025	Jan. 11, 2025	Jan. 06, 2025	Dec. 31, 2024	Jul. 11, 2024	Apr. 02, 2024	Dec. 29, 2023
Subsequent Event [Line Items]
Deposits					$ 45,191		$ 75,292	$ 300,000
Maximum limit amount		$ 2,000,000							$ 1,200,000	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits						$ 45,191
Principal amount		591,800
Maximum limit amount		$ 2,000,000
Percentage of redeemed	100.00%
Extension Scilex Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits			$ 45,191	$ 45,191		$ 45,191